Repurchase Transactions - Summary of Repo Transactions and Reverse Repurchase Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of repurchase transactions [line items]
Debtors for Reserve Repurchase Transactions of Government Securities	$ 29,996,370	$ 3,165,191
Interest Accrued Receivable for Reserve Repurchase Transactions	79,108	16,180
Total Repurchase Transactions—Assets	$ 30,075,478	3,181,371
Creditors for Repurchase Transactions of Government Securities		2,990,202
Interest Accrued Payable for Repurchase Transactions		7,313
Total Repurchase Transactions—Liabilities		$ 2,997,515